Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets
Other Assets

Note 11 - Other Assets

Other assets comprised the following:

	At December 31,	At December 31,
	2024	2023
Deposits related to CRA audits	$42.5	$27.7
Energy well equipment, net	5.6	5.8
Right-of-use assets, net	4.5	0.6
Debt issue costs	1.4	1.1
Furniture and fixtures, net	0.4	0.2
	$54.4	$35.4

Deposits related to CRA audits represent cash on deposit with CRA in connection with the Transfer Pricing Reassessments, as referenced in Note 28. During the year ended December 31, 2024, the Company posted an additional cash deposit in the amount of $17.7 million (C$24.5 million).